Other Intangible Assets - Schedule of Other Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,525	$ 6,991
Accumulated Amortization	(4,746)	(4,772)
Tradenames [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,120	5,120
Accumulated Amortization	$ (3,869)	$ (3,527)
Weighted Average Amortization Period in Years	15 years	15 years
Patents [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 905	$ 905
Accumulated Amortization	$ (635)	$ (592)
Weighted Average Amortization Period in Years	12 years	12 years
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 500	$ 966
Accumulated Amortization	$ (242)	$ (653)
Weighted Average Amortization Period in Years	10 years	22 years